Accounts Receivable - Summary of Aging Analysis of Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, Noncurrent, Past Due [Line Items]
Accounts receivable	$ 5,525	$ 24,068	$ 11,097
Not yet due [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Accounts receivable	3,075	22,796	9,498
Within 1 month [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Accounts receivable	530	932	7
1 to 3 months [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Accounts receivable	974	198	663
Over 3 months [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Accounts receivable	$ 946	$ 142	$ 929